INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 9,795	$ 12,722
Increase related to prior year tax positions	12	38
Decrease related to prior year tax positions	(1,665)	(3,690)
Increase related to current year tax positions	1,969	725
Decrease related to current year tax positions	(7)	0
Balance at the end of the year	$ 10,104	$ 9,795